CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Allowance for Doubtful Accounts Receivable [Roll Forward]
At beginning of year	$ 6	$ 6	$ 6
Allowance for the year	60
At end of year	$ 66	$ 6	$ 6